CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Jun. 30, 2014 Maintenance rights intangible and lease premium, net		Jun. 30, 2014 Other intangibles, net	May 13, 2014 Predecessor	Dec. 31, 2013 Predecessor
ASSETS
Cash and cash equivalents, including interest bearing accounts of $1,104,834 (2014) and $1,265,074 (2013)	$ 1,369,895,000				$ 2,206,621,000	$ 1,351,405,000
Restricted cash, including interest bearing accounts of $534,371 (2014) and $451,179 (2013)	546,690,000					464,824,000
Trade receivables	171,903,000
Flight equipment held for operating leases, net	24,037,235,000				32,106,000,000	32,453,037,000
Flight equipment held for sale	26,400,000
Net investment in finance and sales-type leases	224,570,000					211,116,000
Prepayments on flight equipment	3,130,514,000					636,483,000	[1]
Other intangibles, net		4,260,081,000	[2]	456,210,000
Deferred income tax assets	146,379,000
Other assets	749,486,000
Lease receivables and other assets						934,063,000
Deferred debt issue costs, less accumulated amortization of $309,499 (2013)	40,235,000					258,189,000
TOTAL ASSETS	35,119,363,000					36,309,117,000
LIABILITIES AND EQUITY
Accrued expenses, accounts payable and other liabilities	1,081,141,000					639,082,000
Accrued interest and other payables						639,082,000
Current income taxes and other tax liabilities						285,499,000
Accrued maintenance liability	2,726,834,000
Lessee deposit liability	743,969,000					1,065,719,000
Secured debt financing, net of deferred debt discount of $5,058 (2013)						8,202,791,000
Unsecured debt financing, net of deferred debt discount of $31,456 (2013)						12,238,066,000
Subordinated debt						1,000,000,000
Debt	25,743,723,000					21,440,857,000
Deferred income tax liabilities	61,046,000				4,100,000,000	3,854,452,000
Derivative liabilities	4,050,000					8,348,000
Security deposits, deferred overhaul rental and other customer deposits						2,637,994,000
Commitments and Contingencies-Note 16
Total Liabilities	30,356,713,000					28,866,232,000
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding						100,000,000
Common stock-no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding						1,053,582,000
Beneficial ownership interests	4,557,641,000
Additional paid-in capital						1,272,604,000
Accumulated other comprehensive income (loss)	250,000				(1,561,000)	(4,184,000)
Accumulated retained earnings	127,712,000					5,020,883,000
Total equity before non-controlling interest	4,685,603,000				6,992,347,000	7,442,885,000
Non-controlling interest	77,047,000
Total equity	4,762,650,000					7,442,885,000
TOTAL LIABILITIES AND EQUITY	$ 35,119,363,000					$ 36,309,117,000

[1]	Amounts were presented as Deposits on flight equipment purchases in the Predecessor financial statements.
[2]	Includes $4,156 million maintenance rights intangible, and the remaining amount relates to lease premium.